Vanguard® Industrials Index Fund
Schedule of Investments (unaudited)
As of May 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Aerospace & Defense (16.9%)
	Raytheon Technologies Corp.	1,546,864	147,138
	Lockheed Martin Corp.	254,027	111,800
*	Boeing Co.	574,068	75,432
	Northrop Grumman Corp.	153,702	71,928
	General Dynamics Corp.	244,681	55,031
	L3Harris Technologies Inc.	176,094	42,421
*	TransDigm Group Inc.	54,604	33,056
	Textron Inc.	224,595	14,664
	Howmet Aerospace Inc.	390,777	13,978
	HEICO Corp. Class A	76,083	8,908
	Huntington Ingalls Industries Inc.	41,456	8,725
*	Axon Enterprise Inc.	69,837	7,079
	HEICO Corp.	45,067	6,447
	Curtiss-Wright Corp.	39,851	5,658
	Hexcel Corp.	87,218	5,011
	BWX Technologies Inc.	94,763	4,852
	Spirit AeroSystems Holdings Inc. Class A	108,887	3,421
*	Mercury Systems Inc.	52,896	3,164
*	Aerojet Rocketdyne Holdings Inc.	75,170	3,062
	Moog Inc. Class A	30,049	2,446
	Maxar Technologies Inc.	75,600	2,257
*	AeroVironment Inc.	24,315	2,236
*	Kratos Defense & Security Solutions Inc.	128,896	1,859
*	AAR Corp.	36,792	1,774
*,1	Virgin Galactic Holdings Inc.	214,034	1,500
*	Parsons Corp.	37,695	1,472
*	Triumph Group Inc.	66,727	1,021
*	Rocket Lab USA Inc.	145,678	693
*	Ducommun Inc.	11,792	538
	National Presto Industries Inc.	5,635	381
*	Cadre Holdings Inc.	12,568	317
*	Astra Space Inc.	119,795	309
*	Aersale Corp.	16,195	224
			638,802
Air Freight & Logistics (6.6%)
	United Parcel Service Inc. Class B	759,381	138,397
	FedEx Corp.	260,910	58,595
	Expeditors International of Washington Inc.	175,604	19,113
	CH Robinson Worldwide Inc.	133,494	14,486
*	GXO Logistics Inc.	110,444	5,994
*	XPO Logistics Inc.	107,154	5,726
	Forward Air Corp.	27,964	2,606

		Shares	Market Value ($000)
*	Hub Group Inc. Class A	35,214	2,570
*	Atlas Air Worldwide Holdings Inc.	28,745	2,004
*	Air Transport Services Group Inc.	61,725	1,865
			251,356
Airlines (2.7%)
*	Southwest Airlines Co.	613,938	28,155
*	Delta Air Lines Inc.	663,265	27,651
*	United Airlines Holdings Inc.	336,481	16,026
*	American Airlines Group Inc.	672,781	12,023
*	Alaska Air Group Inc.	130,744	6,310
*	JetBlue Airways Corp.	332,459	3,571
*	Allegiant Travel Co.	15,886	2,374
*	Spirit Airlines Inc.	112,681	2,361
*	SkyWest Inc.	52,605	1,418
*	Hawaiian Holdings Inc.	52,621	934
*	Sun Country Airlines Holdings Inc.	30,017	710
*	Frontier Group Holdings Inc.	45,705	491
*	Blade Air Mobility Inc.	44,015	303
*	Wheels Up Experience Inc.	63,526	161
			102,488
Building Products (6.3%)
	Johnson Controls International plc	728,310	39,700
	Carrier Global Corp.	887,091	34,872
	Trane Technologies plc	242,047	33,417
	Masco Corp.	248,684	14,098
*	Builders FirstSource Inc.	198,500	12,920
	Allegion plc	91,455	10,211
	Owens Corning	102,712	9,817
	Fortune Brands Home & Security Inc.	139,071	9,645
	A O Smith Corp.	136,217	8,189
*	Trex Co. Inc.	118,785	7,569
	Advanced Drainage Systems Inc.	67,194	7,359
	Lennox International Inc.	34,132	7,130
	UFP Industries Inc.	64,018	4,942
	Simpson Manufacturing Co. Inc.	45,034	4,880
	Armstrong World Industries Inc.	48,814	4,076
	Zurn Water Solutions Corp.	130,433	3,759
*	Resideo Technologies Inc.	150,363	3,552
*	AZEK Co. Inc. Class A	120,703	2,543
	AAON Inc.	43,421	2,327
*	Masonite International Corp.	22,883	2,101
*	JELD-WEN Holding Inc.	93,202	1,755
	CSW Industrials Inc.	15,680	1,664
*	Cornerstone Building Brands Inc.	58,938	1,447
*	Gibraltar Industries Inc.	34,082	1,423
	Griffon Corp.	43,706	1,402
*	PGT Innovations Inc.	61,608	1,238
*	Hayward Holdings Inc.	79,649	1,219
	Apogee Enterprises Inc.	25,775	1,072
*	Janus International Group Inc.	83,592	926
*	American Woodmark Corp.	17,230	897
	Insteel Industries Inc.	20,263	839
	Quanex Building Products Corp.	34,364	699
			237,688
Commercial Services & Supplies (7.2%)
	Waste Management Inc.	429,715	68,114
	Cintas Corp.	96,774	38,548

		Shares	Market Value ($000)
	Waste Connections Inc. (XTSE)	266,718	34,017
	Republic Services Inc. Class A	229,599	30,730
*	Copart Inc.	221,276	25,343
	Rollins Inc.	229,533	8,139
	Tetra Tech Inc.	55,977	7,555
*	IAA Inc.	139,641	5,450
*	Clean Harbors Inc.	53,533	5,000
	MSA Safety Inc.	38,589	4,920
*	Stericycle Inc.	95,036	4,804
*	Casella Waste Systems Inc. Class A	52,271	3,742
	ABM Industries Inc.	69,805	3,375
	Brink's Co.	50,971	3,101
	UniFirst Corp.	15,801	2,582
	Brady Corp. Class A	49,828	2,417
	MillerKnoll Inc.	78,489	2,370
	McGrath RentCorp.	25,012	2,056
*	KAR Auction Services Inc.	126,077	2,013
	HNI Corp.	44,930	1,713
*	CoreCivic Inc.	124,960	1,608
*	Driven Brands Holdings Inc.	52,485	1,519
	Healthcare Services Group Inc.	76,570	1,315
	Deluxe Corp.	44,530	1,066
	Steelcase Inc. Class A	86,632	1,062
*	Montrose Environmental Group Inc.	24,537	994
	Matthews International Corp. Class A	29,406	952
*	GEO Group Inc.	128,730	915
*	ACV Auctions Inc. Class A	106,659	900
	Interface Inc. Class A	60,999	878
	Pitney Bowes Inc.	180,064	843
*	SP Plus Corp.	24,281	776
*	Cimpress plc	17,534	764
	ACCO Brands Corp.	100,009	754
*	Harsco Corp.	82,669	686
*	Viad Corp.	21,013	633
*	BrightView Holdings Inc.	35,864	466
	VSE Corp.	11,313	440
*	Heritage-Crystal Clean Inc.	15,892	438
			272,998
Construction & Engineering (2.6%)
	Jacobs Engineering Group Inc.	133,955	18,766
	Quanta Services Inc.	149,031	17,735
	AECOM	139,173	9,721
*	WillScot Mobile Mini Holdings Corp.	231,772	8,281
	EMCOR Group Inc.	54,576	5,765
	Valmont Industries Inc.	22,049	5,661
*	MasTec Inc.	59,380	4,964
*	Fluor Corp.	146,983	4,149
	Comfort Systems USA Inc.	37,256	3,343
*	API Group Corp.	168,425	2,939
*	Dycom Industries Inc.	31,272	2,912
	Arcosa Inc.	50,194	2,654
*	Ameresco Inc. Class A	33,081	1,942
*	NV5 Global Inc.	13,573	1,672
*	MYR Group Inc.	17,701	1,622
	Granite Construction Inc.	47,268	1,543
	Primoris Services Corp.	55,863	1,356
*	Great Lakes Dredge & Dock Corp.	67,437	991
*	Construction Partners Inc. Class A	42,716	982

		Shares	Market Value ($000)
*	Sterling Construction Co. Inc.	29,450	725
	Argan Inc.	16,383	655
*	Tutor Perini Corp.	44,688	453
*	IES Holdings Inc.	9,885	305
*	Infrastructure and Energy Alternatives Inc.	32,570	265
			99,401
Electrical Equipment (7.2%)
	Eaton Corp. plc	413,355	57,291
	Emerson Electric Co.	615,687	54,587
	AMETEK Inc.	240,148	29,171
	Rockwell Automation Inc.	120,434	25,677
*	Generac Holdings Inc.	66,118	16,336
	Hubbell Inc. Class B	56,388	10,706
*	Plug Power Inc.	537,631	9,935
	Regal Rexnord Corp.	70,224	8,775
	Sensata Technologies Holding plc	163,365	7,846
	Acuity Brands Inc.	36,290	6,351
	nVent Electric plc	172,071	6,091
*	Sunrun Inc.	194,484	5,080
*	Atkore Inc.	46,479	5,063
	Vertiv Holdings Co. Class A	332,262	3,652
*	Bloom Energy Corp. Class A	167,251	2,930
	EnerSys	42,727	2,893
*,1	ChargePoint Holdings Inc.	223,235	2,855
	Encore Wire Corp.	20,955	2,620
	GrafTech International Ltd.	218,583	1,897
*	Shoals Technologies Group Inc. Class A	108,729	1,696
*	Vicor Corp.	23,376	1,573
*	FuelCell Energy Inc.	379,156	1,555
*	Array Technologies Inc.	134,104	1,486
	AZZ Inc.	25,703	1,150
*	Enovix Corp.	73,542	885
*	FREYR Battery SA	85,090	722
*	Thermon Group Holdings Inc.	35,012	551
*	Stem Inc.	63,597	550
*	TPI Composites Inc.	38,825	535
*	Fluence Energy Inc.	39,537	387
*	Heliogen Inc.	65,130	252
*	ESS Tech Inc.	55,660	230
			271,328
Industrial Conglomerates (8.7%)
	Honeywell International Inc.	710,881	137,641
	General Electric Co.	1,139,527	89,213
	3M Co.	591,953	88,373
	Carlisle Cos. Inc.	53,987	13,736
			328,963
IT Services (1.3%)
	Leidos Holdings Inc.	138,372	14,460
	Booz Allen Hamilton Holding Corp. Class A	138,134	11,860
	KBR Inc.	144,605	7,196
*	CACI International Inc. Class A	24,226	6,792
	Science Applications International Corp.	59,044	5,111
	ManTech International Corp. Class A	28,627	2,738
			48,157
Machinery (20.5%)
	Caterpillar Inc.	555,441	119,892
	Deere & Co.	302,078	108,077

		Shares	Market Value ($000)
	Illinois Tool Works Inc.	324,375	67,493
	Parker-Hannifin Corp.	133,180	36,248
	Otis Worldwide Corp.	440,712	32,789
	PACCAR Inc.	360,294	31,288
	Cummins Inc.	147,637	30,874
	Fortive Corp.	353,112	21,812
	Stanley Black & Decker Inc.	169,325	20,097
	Dover Corp.	149,343	19,999
	Ingersoll Rand Inc.	422,510	19,921
	Westinghouse Air Brake Technologies Corp.	182,452	17,234
	Xylem Inc.	186,486	15,711
	IDEX Corp.	78,915	15,116
	Snap-on Inc.	55,398	12,292
	Nordson Corp.	54,293	11,829
	Graco Inc.	176,626	11,180
	Toro Co.	108,751	8,971
	Pentair plc	171,169	8,588
	AGCO Corp.	65,678	8,415
*	Middleby Corp.	54,761	8,294
	Lincoln Electric Holdings Inc.	57,861	7,859
	Donaldson Co. Inc.	128,099	6,697
*	Chart Industries Inc.	37,710	6,632
	ITT Inc.	88,447	6,529
	Oshkosh Corp.	69,043	6,415
	Woodward Inc.	62,078	6,308
*	RBC Bearings Inc.	29,905	5,574
	Crane Holdings Co.	51,785	4,954
*	Evoqua Water Technologies Corp.	125,193	4,456
	Timken Co.	69,895	4,269
	Flowserve Corp.	135,175	4,258
	Allison Transmission Holdings Inc.	101,346	4,055
	John Bean Technologies Corp.	32,870	4,002
	Watts Water Technologies Inc. Class A	28,595	3,741
*	Welbilt Inc.	140,149	3,317
	Hillenbrand Inc.	75,437	3,156
	Franklin Electric Co. Inc.	40,890	3,014
	Mueller Industries Inc.	53,243	2,867
	Albany International Corp. Class A	33,024	2,787
	Altra Industrial Motion Corp.	67,263	2,637
	Terex Corp.	71,993	2,548
*	Meritor Inc.	69,740	2,523
*	Esab Corp.	49,762	2,488
*	SPX Corp.	47,012	2,366
	Helios Technologies Inc.	33,587	2,298
	Kennametal Inc.	81,800	2,269
	Kadant Inc.	12,072	2,235
	Federal Signal Corp.	63,423	2,226
	Trinity Industries Inc.	82,152	2,042
*,1	Nikola Corp.	279,684	1,975
	EnPro Industries Inc.	20,288	1,943
	Mueller Water Products Inc. Class A	162,145	1,934
	Barnes Group Inc.	49,929	1,799
	ESCO Technologies Inc.	27,070	1,782
	Lindsay Corp.	11,392	1,435
	Greenbrier Cos. Inc.	33,787	1,406
*	Proto Labs Inc.	28,444	1,371
*	Gates Industrial Corp. plc	106,033	1,353
	Alamo Group Inc.	11,151	1,312

		Shares	Market Value ($000)
	Enerpac Tool Group Corp. Class A	62,391	1,218
	Standex International Corp.	12,667	1,179
*	Proterra Inc.	180,824	1,166
*	Hillman Solutions Corp.	101,403	1,157
	Tennant Co.	18,249	1,136
	Astec Industries Inc.	23,601	1,104
*	Energy Recovery Inc.	53,165	1,074
	Columbus McKinnon Corp.	29,247	987
	Wabash National Corp.	50,259	771
	Shyft Group Inc.	34,477	765
	Douglas Dynamics Inc.	23,495	738
	Gorman-Rupp Co.	21,840	651
*	Microvast Holdings Inc.	125,564	628
	Luxfer Holdings plc	29,395	491
*	Manitowoc Co. Inc.	36,913	481
*,1	Desktop Metal Inc. Class A	225,468	462
	REV Group Inc.	36,178	444
*	Hyliion Holdings Corp.	116,641	423
*	CIRCOR International Inc.	19,420	378
*	Hyzon Motors Inc.	77,654	377
	Hyster-Yale Materials Handling Inc.	9,423	348
*	Markforged Holding Corp.	87,901	232
*	Blue Bird Corp.	18,575	227
*	Hydrofarm Holdings Group Inc.	31,603	218
*	Velo3D Inc.	57,440	141
			773,748
Marine (0.3%)
*	Kirby Corp.	62,449	4,217
	Matson Inc.	42,355	3,807
	Genco Shipping & Trading Ltd.	39,159	989
	Eagle Bulk Shipping Inc.	9,909	726
			9,739
Multi-Utilities (0.1%)
	MDU Resources Group Inc.	211,165	5,782
Paper & Forest Products (0.1%)
	Boise Cascade Co.	40,766	3,152
Professional Services (4.7%)
	Verisk Analytics Inc. Class A	167,262	29,258
	Equifax Inc.	126,553	25,637
*	CoStar Group Inc.	409,439	24,951
	TransUnion	198,943	17,270
	Robert Half International Inc.	114,744	10,344
	Nielsen Holdings plc	354,020	9,049
*	FTI Consulting Inc.	35,540	5,971
*	ASGN Inc.	53,912	5,134
	ManpowerGroup Inc.	55,611	4,983
	Exponent Inc.	53,903	4,872
*	Clarivate plc	319,906	4,725
	Insperity Inc.	37,753	3,778
*	TriNet Group Inc.	44,453	3,491
*	Dun & Bradstreet Holdings Inc.	201,492	3,480
	Korn Ferry	56,298	3,460
*	Upwork Inc.	119,952	2,189
*	Alight Inc. Class A	267,356	2,182
	ICF International Inc.	19,550	1,998
*	CBIZ Inc.	48,566	1,989

		Shares	Market Value ($000)
*	Sterling Check Corp.	85,532	1,589
	Kforce Inc.	21,113	1,387
*	Huron Consulting Group Inc.	22,248	1,333
*	Planet Labs PBC	157,059	955
*	First Advantage Corp.	55,214	806
*	TrueBlue Inc.	35,497	782
	Heidrick & Struggles International Inc.	20,392	705
	Kelly Services Inc. Class A	35,067	700
	CRA International Inc.	7,672	658
*	Forrester Research Inc.	12,102	633
	Resources Connection Inc.	32,692	604
	Barrett Business Services Inc.	7,687	575
*	Skillsoft Corp.	70,738	415
*	Hireright Holdings Corp.	24,871	367
			176,270
Road & Rail (10.8%)
	Union Pacific Corp.	660,139	145,085
	CSX Corp.	2,273,413	72,272
	Norfolk Southern Corp.	248,517	59,560
*	Uber Technologies Inc.	1,519,512	35,253
	Old Dominion Freight Line Inc.	101,199	26,134
	JB Hunt Transport Services Inc.	86,950	15,006
	Knight-Swift Transportation Holdings Inc.	163,836	7,969
*	Avis Budget Group Inc.	33,489	6,372
	Landstar System Inc.	38,657	5,854
*	Lyft Inc. Class A	317,487	5,613
*	Saia Inc.	27,357	5,405
	AMERCO	10,165	4,981
*	Hertz Global Holdings Inc.	239,754	4,812
	Ryder System Inc.	55,656	4,454
	Werner Enterprises Inc.	61,388	2,490
	ArcBest Corp.	25,487	1,928
	Schneider National Inc. Class B	58,554	1,413
	Marten Transport Ltd.	68,872	1,209
	Heartland Express Inc.	61,487	878
*	TuSimple Holdings Inc. Class A	51,410	422
*	Daseke Inc.	42,119	318
	Universal Logistics Holdings Inc.	8,428	235
			407,663
Specialty Retail (0.0%)
*,1	Blink Charging Co.	39,343	627
Trading Companies & Distributors (3.8%)
	Fastenal Co.	596,675	31,958
	WW Grainger Inc.	47,701	23,234
*	United Rentals Inc.	75,073	22,385
	Watsco Inc.	34,263	8,759
*	SiteOne Landscape Supply Inc.	46,490	6,242
*	WESCO International Inc.	47,234	5,932
*	Univar Solutions Inc.	175,678	5,397
	Triton International Ltd.	67,668	4,315
	Air Lease Corp. Class A	112,050	4,214
	MSC Industrial Direct Co. Inc. Class A	48,765	4,141
	Applied Industrial Technologies Inc.	39,881	4,124
	GATX Corp.	36,729	3,965
*	Beacon Roofing Supply Inc.	58,529	3,594
	Herc Holdings Inc.	24,663	2,891
	Rush Enterprises Inc. Class A	44,816	2,285

		Shares	Market Value ($000)
*	Veritiv Corp.	14,529	2,112
*	GMS Inc.	40,222	2,003
*	Core & Main Inc. Class A	70,053	1,653
*	NOW Inc.	113,873	1,257
	H&E Equipment Services Inc.	33,427	1,192
*	MRC Global Inc.	86,293	966
	Kaman Corp.	26,065	944
	Global Industrial Co.	17,681	606
*	Titan Machinery Inc.	21,091	557
*	DXP Enterprises Inc.	16,491	506
			145,232
Total Common Stocks (Cost $3,923,722)			3,773,394
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[2,3]	Vanguard Market Liquidity Fund, 0.854% (Cost $6,808)	68,096	6,809
Total Investments (100.0%) (Cost $3,930,530)			3,780,203
Other Assets and Liabilities—Net (0.0%)			624
Net Assets (100.0%)			3,780,827
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $5,791,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $6,809,000 was received for securities on loan, of which $6,808,000 is held in Vanguard Market Liquidity Fund and $1,000 is held in cash.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
L3Harris Technologies Inc.	8/31/22	BANA	5,782	(0.320)	—	(1)
1	Based on 1M USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BANA—Bank of America, N.A.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability). The fund had no open futures contracts at May 31, 2022.
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	3,773,394	—	—	3,773,394
Temporary Cash Investments	6,809	—	—	6,809
Total	3,780,203	—	—	3,780,203
Derivative Financial Instruments
Liabilities
Swap Contracts	—	1	—	1